REVENUE RECOGNITION, Remaining Performance Obligations (Details) $ in Thousands	5 Months Ended
Mar. 31, 2020 USD ($)
Revenue Recognition [Abstract]
2021	$ 366,889
2022	186,528
2023	177,716
2024	133,455
2025 and thereafter	136,239
Total	$ 1,000,827
Low
Revenue Recognition [Abstract]
Termination period	30 days
High
Revenue Recognition [Abstract]
Termination period	365 days
Helicopter Service Contracts
Revenue Recognition [Abstract]
2021	$ 365,809
2022	186,528
2023	177,716
2024	133,455
2025 and thereafter	136,239
Total	999,747
Fixed Wing Service Contracts
Revenue Recognition [Abstract]
2021	1,080
2022	0
2023	0
2024	0
2025 and thereafter	0
Total	$ 1,080